Filed Pursuant to Rule 497(c)
1933 Act File No. 333-146827
1940 Act File No. 811-22135

Innovator ETFs Trust
Innovator S&P 500 Buffer ETF January;
Innovator S&P 500 Power Buffer ETF January; and
Innovator S&P 500 Ultra Buffer ETF January

January 11, 2019

EXPLANATORY NOTE

On behalf of the Innovator S&P 500 Buffer ETF January, Innovator S&P 500 Power Buffer ETF January and Innovator S&P 500 Ultra Buffer ETF January, each a series of Innovator ETFs Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the Prospectus filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(c) under the Securities Act on January 2, 2019; such form of Prospectus (Accession Number 0001437749-19-000009) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE